Cash (Tables)	12 Months Ended
Sep. 30, 2013
Cash and Cash Equivalents [Abstract]
Schedule Of Cash Components	The significant components of cash are as follows:

	September 30, 2012	September 30, 2013
Cash	$16,063	$6,216
Restricted cash	3,076	5,242
	$19,139	$11,458